Restructuring Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 155	$ 54	$ 69
Restructuring charges	71	231	131
Reserves utilized cash	(138)	(88)	(130)
Reserves utilized non-cash	(11)	(22)	(7)
Currency translation adjustments		(20)	(9)
Ending balance	77	155	54
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	131	30	3
Restructuring charges	67	204	129
Reserves utilized cash	(122)	(78)	(88)
Reserves utilized non-cash	(8)	(22)	(7)
Currency translation adjustments	1	(3)	(7)
Ending balance	69	131	30
Facility Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance		2	1
Restructuring charges	1	(1)	2
Reserves utilized cash		(1)	(1)
Ending balance	1		2
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	24	22	65
Restructuring charges	3	28
Reserves utilized cash	(16)	(9)	(41)
Reserves utilized non-cash	(3)
Currency translation adjustments	(1)	(17)	(2)
Ending balance	$ 7	$ 24	$ 22